Leases - Lease Costs Incurred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Short-term lease cost	$ 1	$ 2	$ 2
Operating lease cost	55	53	56
Variable lease cost	22	21	18
Total lease cost	$ 78	$ 76	$ 76